UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue, Suite 2100
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1. Report to Stockholders.

ANNUAL REPORT
December 31, 2021

NICHOLAS

LIMITED EDITION, INC.

WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

February 2022

Dear Fellow Shareholders:

     Nicholas Limited Edition – Class I returned 19.00% in 2021 compared to 2.83% for the Russell 2000 Growth Index (Index), 14.82% for the Russell 2000 Index and 28.71% for the S&P 500. Small company stocks continued to rally through the first two months of 2021, capping an extraordinary year of market returns following the highly accommodative monetary and fiscal policy actions put in place at the outset of Covid-19 pandemic. Stocks of companies most levered to economic recovery outperformed during the year as vaccines rolled out and economies reopened. Strong first half performance was led by cyclical stocks, particularly those within the Energy, Consumer Discretionary, and Industrial sectors. Concerns over Covid variants, rising inflation, supply chain dislocations, and a hawkish Federal Reserve weighed on sentiment during the second half of the year, though most sectors finished the year with double-digit gains. Growth underperformed value during the year as cyclical industries benefitting from strong economic growth showed strong annual returns.

     Returns for Nicholas Limited Edition, Inc. (the “Fund”) Class I and Class N and selected indices are provided in the chart below for the periods ended December 31, 2021.

	Average Annual Total Return
	1 Year	3 Year	5 Year	10 Year
Nicholas Limited Edition, Inc. – Class I	19.00%	22.99%	17.17%	14.36%
Nicholas Limited Edition, Inc. – Class N	18.70%	22.71%	16.87%	14.01%
Russell 2000 Growth Index	2.83%	21.17%	14.53%	14.14%
Russell 2000 Index	14.82%	20.02%	12.02%	13.23%
Morningstar Small-Cap Growth Fund Category	11.89%	25.87%	18.09%	15.16%
Standard & Poor’s 500 Index	28.71%	26.07%	18.47%	16.55%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. – Class I	$11,900	$18,602	$22,086	$38,266
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. – Class N	$11,870	$18,478	$21,799	$37,104
Fund’s Class I Expense Ratio (from 04/30/21 Prospectus): 0.86%
Fund’s Class N Expense Ratio (from 01/28/22 Prospectus): 1.07%

The Fund’s expense ratios for the period ended December 31, 2021 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     The Fund’s relative outperformance versus the Russell 2000 Growth Index for the year ended December 31, 2021, was primarily the result of favorable stock selection due largely to Nicholas’ philosophical valuation discipline. As of December 31, 2021, the Fund’s holdings consisted of 67 stocks and approximately 1% cash. We believe the Fund is well diversified with sector weightings of approximately 33% Information Technology, 20% Industrials, 18% Health Care, 15% Consumer Discretionary and Staples, 7% Financial, 4% Materials, 1% Real Estate, and 1% Communication Services. For the year, economically sensitive areas of the market outperformed, including Industrials, Financials, and Consumer Discretionary. Non-earning companies, particularly within Health Care, were among the worst performing group of stocks. The Fund outperformed the Index due to outperformance of holdings within the Health Care and Technology sectors, partially offset by underperformance of holdings within Consumer Staples. InMode, Builders FirstSource, and Carriage Services contributed positively to the Fund’s return, while Tactile Systems Technology, Bandwidth, and Ollie’s Bargain Outlet detracted from performance.

     2021 was a year of strong economic recovery with robust jobs and wage growth. Looking forward, we are cautious on the effects elevated inflation, lingering labor and supply chain constraints, and restrictive Federal Reserve policies could have on stock valuations. Whether elevated inflation proves to be transitory or lasting will have a significant impact on the path of the market going forward. We believe future returns might be more limited from these high levels.

     Management will remain firm in our balanced approach going forward and will stay consistent with our efforts to own what we believe are quality growth companies that produce earnings growth, good returns on investment and sell at reasonable valuations.

     Thank you for your continued support.

     Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit nor protect against loss in a declining market.

Earnings growth is not representative of the Fund’s future performance.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN NICHOLAS LIMITED EDITION, INC. – CLASS I, RUSSELL 2000 INDEX AND RUSSELL 2000 GROWTH INDEX

     The line graph, which follows, compares the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Class I, to the same investment over the same period in two peer group indices. The graph assumes a $100,000 investment in the Fund’s Class I and the indices at the beginning of the first fiscal year. The peer group in the graph includes the Russell 2000 Index and the Russell 2000 Growth Index. The Adviser believes the Russell 2000 Index and the Russell 2000 Growth Index are representative of the performance of small- and medium-capitalization growth companies in which the Fund primarily invests and provide a meaningful and representative basis of comparison for Fund investors.

     The Fund’s Class I average annual total returns for the one-, five- and ten-year periods ended on the last day of the most recent fiscal year are as follows:

	One Year Ended	Five Years Ended	Ten Years Ended
	December 31,	December 31,	December 31,
	2021	2021	2021
Average Annual Total Return	19.00%	17.17%	14.36%

     Past performance is not predictive of future performance, and the above graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period

		Years Ended December 31,
	2021	2020	2019	2018	2017
NET ASSET VALUE, BEGINNING OF PERIOD	$33.07	$28.33	$23.50	$26.32	$23.69
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	(0.17)	(.08)	.06	.01	(.04)
Net gain (loss) on securities
(realized and unrealized)	6.47	6.51	6.37	(.31)	4.77
Total from investment operations	6.30	6.43	6.43	(.30)	4.73
LESS DISTRIBUTIONS
From net investment income	—	—	(.06)	(.01)	—
From net capital gain	(5.56)	(1.69)	(1.54)	(2.51)	(2.10)
Total distributions	(5.56)	(1.69)	(1.60)	(2.52)	(2.10)
NET ASSET VALUE, END OF PERIOD	$33.81	$33.07	$28.33	$23.50	$26.32

TOTAL RETURN	19.00%	22.73%	27.37%	(1.00)%	19.92%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$559.2	$507.9	$433.4	$341.4	$358.0
Ratio of expenses to average net assets	.85%	.86%	.86%	.86%	.86%
Ratio of net investment income (loss)
to average net assets	(.47)%	(.28)%	.22%	.05%	(.14)%
Portfolio turnover rate.	28.32%	28.16%	21.56%	23.38%	29.67%

(1) Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period

		Years Ended December 31,
	2021	2020	2019	2018	2017
NET ASSET VALUE, BEGINNING OF PERIOD	$30.44	$26.24	$21.86	$24.74	$22.44
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss(1)	(.23)	(.12)	(.01)	(.07)	(.11)
Net gain (loss) on securities
(realized and unrealized)	5.95	6.01	5.93	(.30)	4.51
Total from investment operations	5.72	5.89	5.92	(.37)	4.40
LESS DISTRIBUTIONS
From net investment income	—	—	—	—	—
From net capital gain	(5.56)	(1.69)	(1.54)	(2.51)	(2.10)
Total distributions	(5.56)	(1.69)	(1.54)	(2.51)	(2.10)
NET ASSET VALUE, END OF PERIOD	$30.60	$30.44	$26.24	$21.86	$24.74

TOTAL RETURN	18.70%	22.48%	27.09%	(1.33)%	19.57%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$27.7	$28.0	$30.0	$28.6	$33.0
Ratio of expenses
to average net assets	1.07%	1.07%	1.11%	1.17%	1.19%
Ratio of net investment loss
to average net assets	(.70)%	(.48)%	(.03)%	(.27)%	(.46)%
Portfolio turnover rate.	28.32%	28.16%	21.56%	23.38%	29.67%

(1) Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
December 31, 2021 (unaudited)

Percentage
Name	of Net Assets
Omnicell, Inc.	2.31%
Descartes Systems Group Inc. (The)	2.28%
Builders FirstSource, Inc.	2.24%
Vocera Communications, Inc.	2.22%
Syneos Health, Inc.	1.97%
Cohen & Steers, Inc.	1.96%
ExlService Holdings, Inc.	1.94%
Murphy USA Inc.	1.91%
AZEK Company Inc. (The)	1.84%
EVERTEC, Inc.	1.82%
Total of top ten	20.49%

Sector Diversification (As a Percentage of Portfolio)
December 31, 2021 (unaudited)

Fund Expenses
For the six month period ended December 31, 2021 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	06/30/21	12/31/21	07/01/21 – 12/31/21
Actual	$1,000.00	$1,107.60	$4.46
Hypothetical	1,000.00	1,020.77	4.28
(5% return before expenses)

*

Expenses are equal to the Fund’s Class I six-month annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184 then divided by 365 to reflect the one-half year period.

Fund Expenses (continued)
For the six month period ended December 31, 2021 (unaudited)

Class N
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period**
	06/30/21	12/31/21	07/01/21 – 12/31/21
Actual	$1,000.00	$1,106.00	$5.73
Hypothetical	1,000.00	1,019.56	5.50
(5% return before expenses)

**

Expenses are equal to the Fund’s Class N six-month annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184 then divided by 365 to reflect the one-half year period.

Schedule of Investments
December 31, 2021

Shares or
Principal
Amount		Value
COMMON STOCKS — 97.74%
	Communication Services – Telecommunications Services — 1.18%
96,780	Bandwidth Inc. – Class A*	$6,944,933
	Consumer Discretionary – Automobiles & Components — 2.80%
82,000	Dorman Products, Inc.*	9,266,820
88,790	Patrick Industries, Inc.	7,164,465
		16,431,285
	Consumer Discretionary – Durables & Apparel — 1.43%
230,645	La-Z-Boy Incorporated	8,374,720
	Consumer Discretionary – Retailing — 5.90%
432,640	Leslie’s, Inc.*	10,236,262
56,400	Murphy USA Inc.*	11,237,136
78,380	Ollie’s Bargain Outlet Holdings, Inc.*	4,012,272
462,875	Petco Health and Wellness Company, Inc. Class A*	9,160,297
		34,645,967
	Consumer Discretionary – Services — 2.10%
127,620	Carriage Services, Inc.	8,223,833
171,795	Wendy’s Company (The)	4,097,311
		12,321,144
	Consumer Staples – Food, Beverage & Tobacco — 2.47%
43,505	J & J Snack Foods Corp.	6,872,050
300,000	Nomad Foods Limited*	7,617,000
		14,489,050
	Financials – Banks — 0.98%
101,000	Glacier Bancorp, Inc.	5,726,700
	Financials – Diversified — 3.77%
124,635	Cohen & Steers, Inc.	11,529,984
30,955	Morningstar, Inc.	10,586,300
		22,116,284
	Financials – Insurance — 1.76%
146,880	Brown & Brown, Inc.	10,322,726
	Health Care – Equipment & Services — 12.98%
96,590	AtriCure, Inc.*	6,715,903
380,885	Covetrus, Inc.*	7,606,273
93,765	InMode Ltd.*	6,617,934
53,855	LHC Group, Inc.*	7,390,522
112,680	NuVasive, Inc.*	5,913,446
75,000	Omnicell, Inc.*	13,533,000
403,910	Ortho Clinical Diagnostics Holdings plc*	8,639,635

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
December 31, 2021

Shares or
Principal
Amount		Value
COMMON STOCKS — 97.74% (continued)
	Health Care – Equipment & Services — 12.98% (continued)
44,540	Tandem Diabetes Care, Inc.*	$6,704,161
201,151	Vocera Communications, Inc.*	13,042,631
		76,163,505
	Health Care – Pharmaceuticals, Biotechnology &
	Life Sciences — 5.06%
140,715	Pacira BioSciences, Inc.*	8,466,822
160,000	Prestige Consumer Healthcare Inc.*	9,704,000
112,500	Syneos Health, Inc.*	11,551,500
		29,722,322
	Industrials – Capital Goods — 9.63%
94,425	A.O. Smith Corporation	8,106,386
137,695	Altra Industrial Motion Corp.	7,100,931
233,670	AZEK Company Inc. (The)*	10,804,901
155,990	Beacon Roofing Supply, Inc.*	8,946,027
153,473	Builders FirstSource, Inc.*	13,154,171
285,628	Construction Partners, Inc. – Class A*	8,400,319
		56,512,735
	Industrials – Commercial & Professional Services — 7.31%
79,395	Exponent, Inc.	9,267,778
160,000	IAA, Inc.*	8,099,200
88,000	ICF International, Inc.	9,024,400
430,045	KAR Auction Services, Inc.	6,717,303
160,000	Ritchie Bros. Auctioneers Incorporated	9,793,600
		42,902,281
	Industrials – Transportation — 2.99%
164,000	Knight-Swift Transportation Holdings Inc.	9,994,160
440,649	Marten Transport, Ltd.	7,561,537
		17,555,697
	Information Technology – Hardware & Equipment — 1.46%
159,380	ePlus inc.*	8,587,394
	Information Technology – Semiconductors &
	Semiconductor Equipment — 5.85%
98,435	Lattice Semiconductor Corporation*	7,585,401
71,961	Onto Innovation Inc.*	7,284,612
110,280	Power Integrations, Inc.	10,243,909
104,010	Semtech Corporation*	9,249,609
		34,363,531

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
December 31, 2021

Shares or
Principal
Amount		Value
COMMON STOCKS — 97.74% (continued)
	Information Technology – Software & Services — 24.93%
64,345	BlackLine, Inc.*	$6,662,281
43,750	CyberArk Software Ltd.*	7,581,000
162,160	Descartes Systems Group Inc. (The)*	13,407,389
213,210	EVERTEC, Inc.	10,656,236
78,550	ExlService Holdings, Inc.*	11,371,684
328,960	i3 Verticals, Inc. – Class A*	7,496,998
124,880	Mimecast Limited*	9,936,702
269,309	Model N, Inc.*	8,087,349
35,500	Paylocity Holding Corporation*	8,383,680
88,350	Q2 Holdings, Inc.*	7,018,524
69,500	Qualys, Inc.*	9,536,790
66,865	Rapid7, Inc.*	7,869,342
391,639	Repay Holdings Corporation*	7,155,245
97,500	SailPoint Technologies Holdings, Inc.*	4,713,150
53,935	SPS Commerce, Inc.*	7,677,647
157,730	Tenable Holdings, Inc.*	8,686,191
114,555	WNS (Holdings) Limited*	10,106,042
		146,346,250
	Materials — 3.90%
59,500	AptarGroup, Inc.	7,287,560
281,000	GCP Applied Technologies Inc.*	8,896,460
95,292	UFP Technologies, Inc.*	6,695,216
		22,879,236
	Real Estate — 1.24%
86,560	NexPoint Residential Trust, Inc.	7,256,325
	TOTAL COMMON STOCKS
	(cost $322,620,750)	573,662,085

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
December 31, 2021

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS — 1.19%
	U.S. Government Security – 0.51%
$3,000,000	U.S. Treasury Bill 01/04/2022, 0.237%	$2,999,995
	Money Market Fund – 0.68%
3,983,912	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield 0.03%	3,983,912
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,983,907)	6,983,907
	TOTAL INVESTMENTS
	(cost $329,604,657) — 98.93%	580,645,992
	OTHER ASSETS, NET OF LIABILITIES — 1.07%	6,262,502
	TOTAL NET ASSETS
	(basis of percentages above) — 100%	$586,908,494

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
December 31, 2021

ASSETS
Investments in securities at value (cost $329,604,657)	$580,645,992
Receivables –
Investment securities sold	5,918,610
Dividend and interest	51,212
Capital stock subscription	757,194
Total receivables	6,727,016
Other	10,979
Total assets	587,383,987

LIABILITIES
Payables –
Investment securities purchased	—
Due to adviser –
Management fee	369,140
Accounting and administrative fee	12,305
Total due to adviser	381,445
12b-1 and servicing fee	15,155
Capital stock redemption	25,469
Other payables and accrued expense	53,424
Total liabilities	475,493
Total net assets	$586,908,494

NET ASSETS CONSIST OF
Paid in capital	$335,674,163
Accumulated distributable earnings	251,234,331
Total net assets	$586,908,494

Class I
Net assets	$559,175,289
Shares outstanding	16,537,581
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$33.81

Class N
Net assets	$27,733,205
Shares outstanding	906,452
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$30.60

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended December 31, 2021

INCOME
Dividend (net of foreign taxes of $22,560)	$2,085,749
Interest	6,370
Total income	2,092,119

EXPENSES
Management fee	4,225,309
Accounting and administrative fees	140,844
Transfer agent fees	140,189
12b-1 fees – Class N	62,867
Registration fees	57,178
Accounting system and pricing service fees	34,619
Audit and tax fees	33,176
Custodian fees	28,573
Directors’ fees	21,675
Printing	17,421
Insurance	17,061
Postage and mailing	16,767
Legal fees	10,291
Other operating expenses	16,202
Total expenses	4,822,172
Net investment loss	(2,730,053)

NET REALIZED GAIN ON INVESTMENTS	88,124,554

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	13,001,472
Net realized and unrealized gain on investments	101,126,026
Net increase in net assets resulting from operations	$98,395,973

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the years ended December 31, 2021 and 2020

	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,730,053)	$(1,321,735)
Net realized gain on investments	88,124,554	26,144,410
Change in net unrealized appreciation/depreciation
on investments	13,001,472	75,291,321
Net increase in net assets resulting from operations	98,395,973	100,113,996

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations – Class I	(80,772,904)	(24,677,475)
Investment operations – Class N	(4,407,403)	(1,488,887)
Total distributions	(85,180,307)	(26,166,362)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(895,551 and 2,064,914 shares, respectively)	32,101,584	56,244,918
Reinvestment of distributions – Class I
(2,169,669 and 690,857 shares, respectively)	73,551,772	22,667,001
Cost of shares redeemed – Class I
(1,886,792 and 2,694,700 shares, respectively)	(67,199,354)	(75,603,756)
Proceeds from shares issued – Class N
(88,990 and 174,298 shares, respectively)	2,925,557	4,402,964
Reinvestment of distributions – Class N
(142,017 and 48,809 shares, respectively)	4,355,682	1,474,032
Cost of shares redeemed – Class N
(245,472 and 445,267 shares, respectively)	(8,000,297)	(10,584,617)
Change in net assets derived from
capital share transactions	37,734,944	(1,399,458)
Total increase in net assets	50,950,610	72,548,176

NET ASSETS
Beginning of period	535,957,884	463,409,708
End of period	$586,908,494	$535,957,884

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
December 31, 2021

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value, which is calculated as of the close of regular trading on the New York Stock Exchange. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Notes to Financial Statements (continued)
December 31, 2021

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$573,662,085
Money Market Fund	3,983,912
Level 2 –
U.S. Government Securities	2,999,995
Level 3 –
None	—
Total	$580,645,992
(1) See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the year.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Notes to Financial Statements (continued)
December 31, 2021

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. The 12b-1 fee subsequent to April 30, 2019, through
November 1, 2020, was 0.15%; from November 2, 2020, through May 3, 2021, was
0.20%; from May 4, 2021, through August 16, 2021, was 0.22%; and from August
17, 2021, through period end was 0.25%. The servicing fee subsequent to April 30,
2017, through November 1, 2020, was 0.06%; and from November 2, 2020, through period-end was zero. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character. At December 31, 2021, no reclassifications were recorded between accumulated distributable earnings and paid in capital.

The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:

	12/31/2021	12/31/2020
Distributions paid from:
Ordinary income	$14,036,315	$—
Long-term capital gain	71,143,992	26,166,362
Total distributions paid	$85,180,307	$26,166,362

As of December 31, 2021, investment cost for federal tax purposes was
$329,625,855 and the tax basis components of net assets were as follows:

Unrealized appreciation	$267,754,513
Unrealized depreciation	(16,734,376)
Net unrealized appreciation	251,020,137
Undistributed ordinary income	164,968
Accumulated net realized capital gain	49,226
Paid in capital	335,674,163
Net assets	$586,908,494

The difference between financial statement and tax-basis cost is attributable primarily to the tax deferral of wash sales losses.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of December 31, 2021. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the year ended

Notes to Financial Statements (continued)
December 31, 2021

December 31, 2021. At December 31, 2021, the fiscal years 2018 through 2021 remain open to examination in the Fund’s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the
Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services –
Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of December 31, 2021. There have been no material subsequent events since December 31, 2021 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including
$2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $4,791 for the year ended December 31, 2021 for legal services rendered by this law firm.

(3) Investment Transactions —
For the year ended December 31, 2021, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated
$152,108,753 and $195,518,125, respectively.

Report of Independent Registered
Public Accounting Firm

To the shareholders and Board of Directors of Nicholas Limited Edition, Inc.

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Nicholas Limited
Edition, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
February 28, 2022

We have served as the auditor of one or more Nicholas investment companies since 1977.

Historical Record
(unaudited)

		Net
		Investment			Dollar	Growth of
	Net	Income	Capital Gain		Weighted	an Initial
	Asset Value	Distributions	Distributions		Price/Earnings	$10,000
Class I	Per Share	Per Share	Per Share		Ratio(2)	Investment(3)
May 18, 1987(1)	$10.00	$—	$—		—	$10,000
December 31, 1987	9.15	.0900	—		13.9 times	9,242
December 31, 1988	11.29	.0969	.2527		14.1	11,762
December 31, 1989	12.49	.1453	.6151		16.3	13,804
December 31, 1990	12.03	.1207	.1213		14.2	13,566
December 31, 1991	16.86	.1228	.2407		21.9	19,429
December 31, 1992	18.77	.0815	.8275		18.8	22,690
December 31, 1993	18.68	.0867	1.6782		20.4	24,738
December 31, 1994	17.09	.1031	.9065		18.3	23,985
December 31, 1995	19.22	.0761	2.9353		25.2	31,223
December 31, 1996	20.74	.0124	2.6151		30.7	38,031
December 31, 1997	25.07	.0029	2.4886		33.0	50,590
December 31, 1998	24.20	.0142	1.2490		30.3	51,436
December 31, 1999	22.61	.0538	.5439		23.4	49,333
December 31, 2000	15.16	—	5.5800		25.9	45,063
December 31, 2001	16.37	—	.0357		25.5	48,764
December 31, 2002	12.49	—	.0311		21.4	37,299
December 31, 2003	17.43	—	—		24.2	52,051
December 31, 2004	19.59	—	.2679		25.3	59,309
December 31, 2005	19.23	—	1.8896		25.2	63,925
December 31, 2006	19.62	—	.8425		23.6	68,002
December 31, 2007	20.07	.0008	1.7607		24.7	75,615
December 31, 2008	13.93	.0301	.0327		14.9	52,733
December 31, 2009	17.76	.0005	—		23.5	67,234
December 31, 2010	21.85	—	1.5377		24.8	88,494
December 31, 2011	20.90	—	1.2484		22.9	89,672
December 31, 2012	21.06	.0043	2.0167		22.3	99,159
December 31, 2013	27.05	.0160	1.5957		23.9	134,984
December 31, 2014	25.63	.0002	2.6251		24.9	140,842
December 31, 2015	23.31	—	1.8767		23.4	138,262
December 31, 2016	23.69	.0012	2.5295		25.3	155,364
December 31, 2017	26.32	—	2.0989		27.7	186,320
December 31, 2018	23.50	.0063	2.5137		25.5	184,458
December 31, 2019	28.33	.0601	1.5436		29.2	234,944
December 31, 2020	33.07	—	1.6863		35.1	288,349
December 31, 2021	33.81	—	5.5582	(a)	29.2	343,137

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid on December 29, 2021 to shareholders of record on December 28, 2021.

Historical Record (continued)
(unaudited)

		Net
		Investment			Dollar	Growth of
	Net	Income	Capital Gain		Weighted	an Initial
	Asset Value	Distributions	Distributions		Price/Earnings	$10,000
Class N	Per Share	Per Share	Per Share		Ratio(2)	Investment(3)
February 28, 2005(1)	$19.30	$—	$—		25.5 times	$10,000
December 31, 2005	19.19	—	1.8581		25.2	10,903
December 31, 2006	19.51	—	.8425		23.6	11,560
December 31, 2007	19.86	—	1.7607		24.7	12,802
December 31, 2008	13.78	.0062	.0327		14.9	8,909
December 31, 2009	17.54	.0005	—		23.5	11,341
December 31, 2010	21.50	—	1.5377		24.8	14,888
December 31, 2011	20.47	—	1.2484		22.9	15,034
December 31, 2012	20.51	—	2.0167		22.3	16,568
December 31, 2013	26.21	—	1.5957		23.9	22,466
December 31, 2014	24.66	—	2.6251		24.9	23,361
December 31, 2015	22.27	—	1.8767		23.4	22,849
December 31, 2016	22.44	—	2.5295		25.3	25,591
December 31, 2017	24.74	—	2.0989		27.7	30,597
December 31, 2018	21.86	—	2.5137		25.5	30,189
December 31, 2019	26.24	—	1.5436		29.2	38,367
December 31, 2020	30.44	—	1.6863		35.1	46,994
December 31, 2021	30.60	—	5.5582	(a)	29.2	55,784

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid on December 29, 2021 to shareholders of record on December 28, 2021.

Approval of Investment Advisory Contract
(unaudited)

In November 2021, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2022. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s historical performance; (ii) the Fund’s performance relative to its benchmark; (iii) the expense ratios for peer group funds in the small-cap growth category and the Fund’s risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included small-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations and at least a 10-year history. In terms of the peer group data used for performance comparisons, the Fund’s Class I total return ranked 25th, 26th, 28th and 34th out of 38 funds for the one-, three-, five- and ten-year periods ending September 30, 2021. The Fund’s Class I had the tenth lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees.

The Board considered the cost of services provided and the profits to be realized by the Adviser from the relationship with the Fund. The Board concluded that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, strategies to improve performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Liquidity Risk Management Program
(unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Fund has designated Nicholas Company, Inc., the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Directors.

At a meeting of the Board of Directors on February 4, 2022, Nicholas Company, Inc. provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Directors and Officers of the Fund
(unaudited)

The following table sets forth the pertinent information about the Fund’s directors and officers as of December 31, 2021. Unless otherwise listed, the business address of each director and officer is 411 East Wisconsin Avenue, Milwaukee, WI 53202.

Number of
		Term of		Portfolios
	Positions	Office and	Principal	in Fund	Other
	Held	Length of	Occupations	Complex	Directorships
	With	Time	During Past	Overseen	Held
Name and Age	Fund	Served	5 Years	by Director	by Director
INTERESTED DIRECTOR
David O. Nicholas, CFA	President,	(2), 32 years	President, Chief Executive	4	None
60(1)(2)	Director		Officer, Chief Investment
	and		Officer and Director,
	Lead		Nicholas Company, Inc.,
	Portfolio		the Adviser to the Fund.
	Manager		He has been the Lead
Portfolio Manager of
Nicholas Fund, Inc. and
Nicholas II, Inc. and
Co-Portfolio Manager of
Nicholas Equity Income
Fund, Inc.
DISINTERESTED DIRECTORS
John A. Hauser	Director	(2), 5 years	Chaplain, Door County	4	None
63			Medical Center, 2019 to
present. Private Investor,
January 2018 to present.
Senior Vice President –
Trust and Community
Relations, Nicolet Bank,
October 2016 to December
2016. Senior Vice President –
Director of Wealth Services,
April 2016 to October 2016.
Prior to its acquisition by
Nicolet Bank in April 2016,
Mr. Hauser served in various
senior management roles for
Baylake Bank from 1984 to
2008 and from 2009 to
April 2016.

David P. Pelisek, CFA	Director	(2), 2 years	Private Investor,	4	None
62			September 2016 to
present. Managing Director,
Robert W. Baird & Co., Inc.,
and Partner, Baird Capital
Partners Buyout Funds I–V,
January 1994 to May 2016.

Directors and Officers of the Fund (continued)
(unaudited)

Term of
	Positions	Office and
	Held	Length of
	With	Time
Name and Age	Fund	Served	Principal Occupations During Past 5 Years
OFFICERS
Lawrence J. Pavelec, CFA	Senior Vice	Annual,	Executive Vice President, Secretary and Chief
63	President	17 years	Operating Officer, Nicholas Company, Inc.,
	and		the Adviser to the Fund, and employed by
	Secretary		the Adviser since 2003.
Jennifer R. Kloehn, CPA	Senior Vice	Annual,	Executive Vice President, Treasurer, Chief
48	President,	5 years	Financial Officer and Chief Compliance Officer,
	Treasurer		Nicholas Company, Inc., the Adviser to the Fund.
	and Chief		Compliance Officer and Assistant Vice President
	Compliance		of the Adviser from July 2004 to April 2016.
Officer
Ryan P. Bushman, CFA	Senior Vice	Annual,	Vice President, Nicholas Company, Inc., the
43	President	1 year	Adviser to the Fund. Co-Portfolio Manager
	and Co-		(effective February 1, 2021) of the Fund and
	Portfolio		employed by Nicholas Company, Inc. since
	Manager		October 2020. He was Co-Portfolio Manager at
Rice Hall James & Associates from March 2017
to September 2020. He was an Equity Analyst and
Director for the BMO Small-Cap Growth and
Mid-Cap Growth products from 2008 to
October 2016 at BMO Asset Management Corp.
Candace L. Lesak, CFP	Vice	Annual,	Employee, Nicholas Company, Inc., the Adviser to
64	President	28 years	the Fund.

(1) David O. Nicholas is the only director of the Fund who is an “interested person” of the Fund, as that term is defined in the 1940 Act. Mr. Nicholas is a Director of the Adviser and owns 60% of the outstanding voting securities of the Adviser.
(2) Until duly elected or re-elected at a subsequent annual meeting of the Fund.

The Fund’s Statement of Additional Information includes additional information about the Fund directors and is available, without charge, upon request, by calling 800-544-6547 or 414-276-0535.

Privacy Policy
(unaudited)

     Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

     We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

     We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Automatic Investment Plan — An Update
(unaudited)

The Nicholas Family of Funds’ Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods so that investments are made through several market cycles.

	Nicholas Limited Edition – Class I
$1,000 initial investment on	05/18/1987	*	12/31/2011
Number of years investing $100 each month
following the date of initial investment	34.6		10
Total cash invested	$42,600		$13,000
Total dividend and capital gain distributions reinvested	$245,034		$10,949
Total full shares owned at 12/31/2021	12,079		884
Total market value at 12/31/2021	$408,410		$29,914

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the date specified by the investor. Total market value includes reinvestment of all distributions.

*Date of Initial Public Offering.

Nicholas Funds Services Offered
(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers
DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

RYAN P. BUSHMAN, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) The registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.

(b) Not applicable.

(c) During the period covered by the report, there were no amendments to the provisions of the Code of Ethics adopted in Item 2(a) above.

(d) During the period covered by the report, no implicit or explicit waivers were made with respect to the provisions of the Code of Ethics adopted in Item 2(a) above.

(e) Not applicable.

(f) The registrant’s Code of Ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. David P. Pelisek, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item. He was selected as the Fund’s Audit Committee Financial Expert at the Fund’s Board of Directors Meeting held on February 3, 2020.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,000 in 2021 and $29,100 in 2020.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,850 in 2021 and $6,650 in 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for professional services rendered by the Auditor to the Fund's investment adviser were approximately $18,700 in 2020 and $18,200 in 2019. These services were for the audit of the investment adviser for the adviser's fiscal year ended 10/31/2020 and 10/31/2019, respectively.

(e) (1) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The Fund's Board of Directors meets with the Auditors and management to review and authorize the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A
(c)	N/A
(d)	N/A

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h) No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2), attached hereto as EX-99.CODE ETH.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(a)(4) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 28, 2022

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 28, 2022

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 28, 2022